ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Functional and presentation currency (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Foreign exchange rates [abstract]
Spot rate at year end	18.19	18.83	16.27
Average prevailing rate for the financial year	18.70	17.76	15.21
Gain (Loss) On Remeasurement, Reimbursement Rights	R 0	R 0	R 1,800,000